Schedule of Reconciliation of Liabilities Measured at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in fair value of earnout		$ (200,000)	$ 520,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent consideration [Member]
Beginning balance	$ (200,000)		(520,000)
Change in fair value of earnout			520,000
TBD Safety, LLC's sellers earnout		(200,000)
Ending balance		(200,000)
Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Balance, December 31, 2020
Issuance of warrants	228,575,715
Change in fair value	773,447
Exercise of warrants	(89,654,047)
Balance, June 30, 2021	$ 139,695,115